SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Total current assets	$ 38,317,701	$ 36,427,448
Total assets	48,414,530	42,207,862
Total current liabilities	4,272,644	3,808,381
Total liabilities	6,164,041	4,529,238
Variable Interest Entity, Primary Beneficiary [Member]
Accounting Policies [Line Items]
Total current assets	768,988	674,281
Total assets	1,833,983	1,825,543
Total current liabilities	66,865	5,270
Total liabilities	$ 66,865	$ 5,270